UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:   December 31, 2019

Item 1. Schedule of Investments.

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Principal		Current
Amount		Rate	Maturity	Value
	BANK LOANS(1) ― 98.1%
	AIR FREIGHT AND LOGISTICS ― 1.2%
$975,060	Air Medical Group Holdings, Inc. (1 Month USD LIBOR + 3.250%)	5.035%	4/28/2022	$958,148

	AUTO COMPONENTS ― 2.0%
997,500	Panther BF Aggregator 2 LP (1 Month USD LIBOR + 3.500%)	5.305	4/30/2026	1,002,802
500,000	Belron Finance US, LLC (3 Month USD LIBOR + 2.500%)	4.436	10/30/2026	502,735
				1,505,537
	AUTOMOBILES ― 0.7%
498,750	KAR Auction Services, Inc. (1 Month USD LIBOR + 2.250%)	4.063	9/19/2026	502,959

	BUILDING PRODUCTS ― 2.8%
232,143	Advanced Drainage Systems, Inc. (1 Month USD LIBOR + 2.250%)	4.000	7/31/2026	234,658
498,750	American Builders & Contractors Supply Co., Inc. (1 Month USD LIBOR + 2.000%)	3.799	1/15/2027	502,024
970,738	Forterra Finance, LLC (1 Month USD LIBOR + 3.000%)	4.799	10/25/2023	952,134
498,744	Specialty Building Products Holdings, LLC (1 Month USD LIBOR + 5.750%)	7.549	10/1/2025	498,120
				2,186,936
	BUSINESS EQUIPMENT & SERVICES ― 0.5%
400,000	ServiceMaster Co., LLC/The (1 Month USD LIBOR + 1.750%)	3.563	11/5/2026	402,334

	CHEMICALS ― 1.8%
448,052	Cabot Microelectronics Corp. (1 Month USD LIBOR + 2.000%)	3.813	11/14/2025	450,852
400,552	Kraton Polymers, LLC (1 Month USD LIBOR + 2.500%)	4.299	3/5/2025	400,252
496,250	Messer Industries, LLC (3 Month USD LIBOR + 2.500%)	4.445	3/2/2026	499,592
				1,350,696
	COMMERCIAL SERVICES & SUPPLIES ― 2.2%
250,000	Garda World Security Corp. (3 Month USD LIBOR + 4.750%)	6.660	10/30/2026	252,033
460,101	Prime Security Services Borrower, LLC (1 Month USD LIBOR + 3.250%)	4.944	9/23/2026	462,086
486,688	TKC Holdings, Inc. (1 Month USD LIBOR + 3.750%)	5.550	2/1/2023	453,837
496,250	Trugreen, Ltd. (1 Month USD LIBOR + 3.750%)	5.549	3/19/2026	502,453
				1,670,409
	CONSTRUCTION & ENGINEERING ― 1.3%
737,491	McDermott International, Inc. (3 Month USD LIBOR + 5.000%)	6.945	5/12/2025	438,069
564,631	McDermott International, Inc. (1 Month USD LIBOR + 10.000%) (2)	11.970	10/21/2021	578,040
				1,016,109
	CONSTRUCTION MATERIALS ― 2.9%
736,742	CPG International, Inc. (6 Month USD LIBOR + 3.750%)	5.933	5/3/2024	738,893
493,639	Henry Company, LLC (1 Month USD LIBOR + 4.000%)	5.799	10/5/2023	496,107
500,000	Quikrete Holdings, Inc. (1 Month USD LIBOR + 2.750%)	4.549	11/15/2023	502,900
498,750	Tamko Building Products, LLC (1 Month USD LIBOR + 3.250%)	5.141	5/29/2026	503,738
				2,241,638
	CONSUMER FINANCE ― 1.8%
990,000	First Eagle Holdings, Inc. (3 Month USD LIBOR + 2.750%)	4.695	12/2/2024	997,009
242,788	Trans Union, LLC (1 Month USD LIBOR + 1.750%)	3.549	11/13/2026	244,072
150,000	Trans Union, LLC (1 Month USD LIBOR + 1.500%)	3.299	12/10/2024	149,977
				1,391,058
	CONTAINERS & PACKAGING ― 2.2%
248,734	IBC Capital, Ltd. (3 Month USD LIBOR + 3.750%)	5.649	9/11/2023	249,356
699,662	Packaging Coordinators Midco, Inc. (3 Month USD LIBOR + 4.000%)	5.950	6/30/2023	698,206
740,725	Reynolds Group Holdings, Inc. (1 Month USD LIBOR + 2.750%)	4.549	2/6/2023	743,970
				1,691,532
	DISTRIBUTORS ― 0.6%
496,250	FleetPride, Inc. (3 Month USD LIBOR + 4.500%)	6.445	2/4/2026	492,528

	DIVERSIFIED CONSUMER SERVICES ― 1.0%
759,435	Spin Holdco, Inc. (3 Month USD LIBOR + 3.250%)	5.251	11/14/2022	754,825

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)(Continued)

Principal		Current
Amount		Rate	Maturity	Value
	DIVERSIFIED FINANCIAL SERVICES ― 6.5%
$496,250	Achilles Acquisition, LLC (1 Month USD LIBOR + 4.000%)	5.813%	10/13/2025	$502,143
992,500	Citadel Securities, LP (1 Month USD LIBOR + 3.500%)	5.299	2/27/2026	998,087
393,750	First American Payment Systems, LP (3 Month USD LIBOR + 4.750%)	6.806	1/5/2024	391,043
496,231	Jane Street Group, LLC (1 Month USD LIBOR + 3.000%)	4.799	8/25/2022	497,162
980,044	NAB Holdings, LLC (3 Month USD LIBOR + 3.000%)	4.945	7/1/2024	988,619
462,712	Russell Investments US Institutional Holdco, Inc. (1 Month USD LIBOR + 3.250%)	5.049	6/1/2023	464,015
100,985	SS&C European Holdings SARL (1 Month USD LIBOR + 2.250%)	4.049	4/16/2025	101,810
145,648	SS&C Technologies, Inc. (1 Month USD LIBOR + 2.250%)	4.049	4/16/2025	146,837
942,194	VFH Parent, LLC (1 Month USD LIBOR + 3.500%)	5.197	3/2/2026	947,023
				5,036,739
	DIVERSIFIED TELECOMMUNICATION SERVICES ― 5.6%
498,750	CommScope, Inc. (1 Month USD LIBOR + 3.250%)	5.049	4/6/2026	502,491
498,750	CSC Holdings, LLC (1 Month USD LIBOR + 2.500%)	4.240	4/15/2027	501,762
250,000	Iridium Satellite, LLC (1 Month USD LIBOR + 3.750%)	5.549	11/4/2026	253,516
990,000	Sprint Communications, Inc. (1 Month USD LIBOR + 3.000%)	4.813	2/2/2024	987,317
492,481	Syniverse Holdings, Inc. (2 Month USD LIBOR + 5.000%)	6.846	3/9/2023	461,086
500,000	Virgin Media Bristol, LLC (1 Month USD LIBOR + 2.500%)	4.240	1/31/2028	503,783
246,250	West Corp. (3 Month USD LIBOR + 3.500%)	5.427	10/10/2024	207,312
490,000	West Corp. (3 Month USD LIBOR + 4.000%)	5.927	10/10/2024	416,671
483,859	WideOpenWest Finance, LLC (1 Month USD LIBOR + 3.250%)	5.030	8/18/2023	481,844
				4,315,782
	ELECTRIC UTILITIES ― 1.6%
742,500	Brookfield WEC Holdings, Inc. (1 Month USD LIBOR + 3.500%)	5.299	8/1/2025	748,763
488,725	Pike Corp. (1 Month USD LIBOR + 3.250%)	5.050	7/24/2026	492,137
				1,240,900
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 1.1%
449,730	Plantronics, Inc. (1 Month USD LIBOR + 2.500%)	4.299	7/2/2025	441,186
428,571	Ultra Clean Holdings, Inc. (1 Month USD LIBOR + 4.500%)	6.299	8/27/2025	429,375
				870,561
	ENERGY EQUIPMENT & SERVICES ― 0.3%
246,795	Yak Access, LLC (1 Month USD LIBOR + 5.000%)	6.799	7/11/2025	239,006

	FOOD & STAPLES RETAILING ― 1.1%
859,593	BJ's Wholesale Club, Inc. (1 Month USD LIBOR + 2.750%)	4.491	2/2/2024	866,577

	FOOD PRODUCTS ― 1.0%
500,000	Aramark Services, Inc. (1 Month USD LIBOR + 1.750%)	3.470	1/15/2027	503,283
249,367	Houston Foods, Inc. (1 Month USD LIBOR + 3.750%)	5.549	7/21/2025	243,133
				746,416
	HEALTH CARE EQUIPMENT & SUPPLIES ― 4.6%
500,000	Aldevron, LLC (3 Month USD LIBOR + 4.250%)	6.195	10/13/2026	506,250
637,500	Bausch Health Companies, Inc. (1 Month USD LIBOR + 2.750%)	4.490	11/27/2025	641,685
446,901	Bausch Health Companies, Inc. (1 Month USD LIBOR + 3.000%)	4.740	6/2/2025	450,020
500,000	National Seating & Mobility, Inc. (3 Month USD LIBOR + 5.250%)	7.195	11/12/2026	498,750
995,000	Phoenix Guarantor, Inc. (1 Month USD LIBOR + 4.500%)	6.210	3/5/2026	1,001,850
486,877	YI, LLC (3 Month USD LIBOR + 4.000%)	5.945	11/7/2024	456,040
				3,554,595
	HEALTH CARE PROVIDERS & SERVICES ― 3.9%
741,866	Bracket Intermediate Holding Corp. (3 Month USD LIBOR + 4.250%)	6.349	9/5/2025	739,084
500,000	Da Vinci Purchaser Corp. (3 Month USD LIBOR + 4.000%)	5.872	1/8/2027	501,250
498,750	DaVita, Inc. (1 Month USD LIBOR + 2.250%)	4.049	8/12/2026	503,291
534,329	Radiology Partners, Inc. (12 Month USD LIBOR + 4.750%)	6.618	7/9/2025	537,893
458,133	Radiology Partners, Inc. (6 Month USD LIBOR + 4.750%)	6.710	7/9/2025	461,189
250,000	Upstream Newco, Inc. (1 Month USD LIBOR + 4.500%)	6.299	11/20/2026	252,188
				2,994,895
	HEALTH CARE TECHNOLOGY ― 3.2%
936,480	Inovalon Holdings, Inc. (1 Month USD LIBOR + 3.500%)	5.250	4/2/2025	943,503
500,000	Navicure, Inc. (1 Month USD LIBOR + 4.000%)	5.799	10/22/2026	503,437
987,500	Verscend Holding Corp. (1 Month USD LIBOR + 4.500%)	6.299	8/27/2025	996,551
				2,443,491

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)(Continued)

Principal		Current
Amount		Rate	Maturity	Value
	HOTELS RESTAURANTS & LEISURE ― 2.6%
$498,750	Aimbridge Acquisition Co, Inc. (1 Month USD LIBOR + 3.750%)	5.542%	2/2/2026	$503,738
496,250	AMC Entertainment, Inc. (1 Month USD LIBOR + 3.000%)	4.800	4/22/2026	500,858
265,286	Motion Finco, LLC (3 Month USD LIBOR + 3.250%)	5.151	11/4/2026	268,643
34,814	Motion Finco, LLC (3 Month USD LIBOR + 3.250%)	5.151	11/4/2026	35,255
135,844	Scientific Games International, Inc. (1 Month USD LIBOR + 2.750%)	4.549	8/14/2024	136,401
560,612	Scientific Games International, Inc. (2 Month USD LIBOR + 2.750%)	4.594	8/14/2024	562,910
				2,007,805
	INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS ― 4.9%
494,819	Calpine Corp. (3 Month USD LIBOR + 2.250%)	4.200	1/15/2024	498,018
1,013,342	Eastern Power, LLC (1 Month USD LIBOR + 3.750%)	5.549	10/2/2023	1,017,536
903,727	Lightstone Holdco, LLC (1 Month USD LIBOR + 3.750%)	5.549	1/30/2024	833,237
50,972	Lightstone Holdco, LLC (1 Month USD LIBOR + 3.750%)	5.549	1/30/2024	46,996
444,444	Southeast PowerGen, LLC (1 Month USD LIBOR + 3.500%)	5.300	12/2/2021	411,111
997,500	Talen Energy Supply, LLC (1 Month USD LIBOR + 3.750%)	5.549	7/8/2026	1,000,407
				3,807,305
	INDUSTRIAL CONGLOMERATES ― 2.4%
983,690	CD&R Hydra Buyer, Inc. (1 Month USD LIBOR + 4.250%)	6.049	12/11/2024	974,877
890,000	NN, Inc. (1 Month USD LIBOR + 5.250%)	7.049	10/19/2022	874,425
				1,849,302
	INSURANCE ― 1.9%
486,306	Acrisure, LLC (3 Month USD LIBOR + 4.250%)	6.195	11/22/2023	488,434
494,987	Alera Group Intermediate Holdings, Inc. (1 Month USD LIBOR + 4.500%)	6.299	8/1/2025	498,081
500,000	HUB International Ltd. (3 Month USD LIBOR + 4.000%)	5.903	4/25/2025	505,690
				1,492,205
	INTERNET SOFTWARE & SERVICES ― 0.6%
490,000	Research Now Group, Inc. (3 Month USD LIBOR + 5.500%)	7.409	12/20/2024	490,674

	IT SERVICES ― 2.5%
973,781	Rackspace Hosting, Inc. (3 Month USD LIBOR + 3.000%)	4.902	11/3/2023	948,560
401,805	Salient CRGT, Inc. (1 Month USD LIBOR + 6.500%)	8.292	2/28/2022	381,714
589,421	TierPoint, LLC (1 Month USD LIBOR + 3.750%)	5.549	5/6/2024	576,035
				1,906,309
	MACHINERY ― 1.8%
450,758	Altra Industrial Motion Corp. (1 Month USD LIBOR + 2.000%)	3.799	10/1/2025	452,822
250,000	Gardner Denver, Inc. (1 Month USD LIBOR + 2.750%)	4.549	7/30/2024	251,893
721,329	Titan Acquisition, Ltd. (1 Month USD LIBOR + 3.000%)	4.799	3/28/2025	711,151
				1,415,866
	MEDIA ― 5.7%
990,000	AppLovin Corp. (1 Month USD LIBOR + 3.500%)	5.299	8/15/2025	997,890
250,000	Creative Artists Agency, LLC (1 Month USD LIBOR + 3.750%)	5.549	11/26/2026	252,461
997,500	Diamond Sports Group, LLC (1 Month USD LIBOR + 3.250%)	5.030	8/24/2026	998,332
363,750	Entravision Communication Corp. (1 Month USD LIBOR + 2.750%)	4.549	11/29/2024	354,353
424,821	Gray Television, Inc. (1 Month USD LIBOR + 2.500%)	4.197	1/2/2026	428,107
618,779	Harland Clarke Holdings Corp. (3 Month USD LIBOR + 4.750%)	6.695	11/3/2023	497,152
345,953	Lions Gate Capital Holdings, LLC (1 Month USD LIBOR + 2.250%)	4.049	3/24/2025	345,955
500,000	Terrier Media Buyer, Inc. (3 Month USD LIBOR + 4.250%)	6.148	12/12/2026	505,628
				4,379,878
	METALS & MINING ― 1.1%
420,228	GrafTech Finance, Inc. (1 Month USD LIBOR + 3.500%)	5.299	2/12/2025	419,703
398,982	MRC Global, Inc. (1 Month USD LIBOR + 3.000%)	4.799	9/20/2024	400,977
				820,680
	MORTGAGE REAL ESTATEINVESTMENT TRUSTS (REITS) ― 1.3%
990,000	Forest City Enterprises, LP (1 Month USD LIBOR + 3.500%)	5.299	12/8/2025	996,806

	OIL, GAS & CONSUMABLE FUELS ― 2.2%
500,000	Fieldwood Energy, LLC (3 Month USD LIBOR + 5.250%)	7.177	4/11/2022	420,485
500,000	Fieldwood Energy, LLC (3 Month USD LIBOR + 7.250%)	9.177	4/11/2023	287,813
490,019	Northriver Midstream TLB (3 Month USD LIBOR + 3.250%)	5.349	10/1/2025	491,704
487,500	Prairie ECI Acquiror, LP (3 Month USD LIBOR + 4.750%)	6.695	3/11/2026	485,063
				1,685,065

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)(Continued)

Principal		Current
Amount		Rate	Maturity	Value
	PHARMACEUTICALS ― 2.6%
$688,646	Alvogen Pharma U.S., Inc. (1 Month USD LIBOR + 4.750%)	6.550%	4/1/2022	$591,808
997,468	Amneal Pharmaceuticals, LLC (1 Month USD LIBOR + 3.500%)	5.313	5/5/2025	901,711
479,084	RPI Finance Trust (1 Month USD LIBOR + 2.000%)	3.799	3/27/2023	483,652
				1,977,171
	PROFESSIONAL SERVICES ― 1.9%
493,750	Conserve Merger Sub, Inc. (1 Month USD LIBOR + 3.500%)	5.191	8/8/2025	490,047
968,761	IG Investments Holdings, LLC (1 Month USD LIBOR + 4.000%)	5.799	5/23/2025	976,390
				1,466,437
	REAL ESTATE MANAGEMENT AND DEVELOPMENT ― 1.0%
740,625	DTZ U.S. Borrower, LLC (1 Month USD LIBOR + 3.250%)	5.049	8/21/2025	742,591

	ROAD & RAIL ― 1.0%
731,002	Gruden Acquisition, Inc. (3 Month USD LIBOR + 5.500%)	7.445	8/18/2022	732,830

	SOFTWARE ― 5.3%
992,500	Athenahealth, Inc. (3 Month USD LIBOR + 4.500%)	6.401	2/11/2026	999,115
495,000	Boxer Parent Co., Inc. (1 Month USD LIBOR + 4.250%)	6.049	10/2/2025	490,557
493,734	Brave Parent Holdings, Inc. (3 Month USD LIBOR + 4.000%)	5.927	4/18/2025	484,993
498,789	LANDesk Group, Inc. (1 Month USD LIBOR + 4.250%)	5.970	1/22/2024	499,984
985,000	Mavenir Systems, Inc. (3 Month USD LIBOR + 6.000%)	7.910	5/8/2025	980,075
618,817	Project Alpha Intermediate Holding, Inc. (6 Month USD LIBOR + 3.500%)	5.490	4/26/2024	621,141
				4,075,865
	SPECIALTY RETAIL ― 7.1%
208,627	Ascena Retail Group, Inc. (1 Month USD LIBOR + 4.500%)	6.313	8/22/2022	142,909
493,734	Aspen Dental Management, Inc.(1 Month USD LIBOR + 2.750%)	4.549	4/30/2025	495,280
987,374	Bass Pro Group, LLC (1 Month USD LIBOR + 5.000%)	6.799	9/25/2024	986,347
636,470	CWGS Group, LLC (1 Month USD LIBOR + 2.750%)	4.444	11/8/2023	603,507
1,021,643	Heartland Dental, LLC (1 Month USD LIBOR + 3.750%)	5.549	4/30/2025	1,019,513
23,038	Heartland Dental, LLC (1 Month USD LIBOR + 3.750%) (2)	3.750	4/30/2025	22,990
449,616	Jill Holdings, LLC (3 Month USD LIBOR + 5.000%)	6.930	5/9/2022	372,058
937,500	LSF9 Atlantis Holdings, LLC (1 Month USD LIBOR + 6.000%)	7.736	5/1/2023	868,359
450,610	Talbots, Inc./The (1 Month USD LIBOR + 7.000%)	8.799	11/28/2022	441,598
476,380	Western Dental Services, Inc. (1 Month USD LIBOR + 5.250%)	7.049	6/30/2023	477,571
				5,430,132
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS ― 2.3%
500,000	Dell International, LLC (1 Month USD LIBOR + 2.000%)	3.800	9/19/2025	504,128
740,625	LTI Holdings, Inc. (1 Month USD LIBOR + 3.500%)	5.299	9/8/2025	669,736
600,000	Sonicwall US Holdings, Inc. (3 Month USD LIBOR + 3.500%)	5.517	5/16/2025	586,749
				1,760,613

	TOTAL BANK LOANS (Cost $76,480,610)			$75,511,205

Shares
	SHORT TERM INVESTMENT ― 0.2%
124,895	Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 1.500% (3)			$124,895
	TOTAL SHORT TERM INVESTMENT (Cost $124,895)			$124,895

	TOTAL INVESTMENTS ― 98.3% (Cost $76,605,505)			$75,636,100
	Other Assets in Excess of Liabilities ― 1.7%			1,342,200
	TOTAL NET ASSETS ― 100.0%			$76,978,300

Percentages are stated as a percent of net assets.

(1) Variable rates securities. Description includes reference rate and spread. Rates reset at each loan payment.
(2) Unfunded or partially unfunded loan commitment. Principal pledged has not been drawn.
(3) Rate quoted is seven-day yield at period end.

The S&P’s industry classification was developed by and/or is the exclusive property of the Standard & Poor's Financial Services, LLC ("S&P") and has been licensed for use by Ziegler Capital Management, LLC.

Ziegler Senior Floating Rate Fund
Schedule of Investments (Continued)
December 31, 2019 (Unaudited)

Security Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Options and any other financial derivatives not traded on an exchange are valued by an independent pricing service using pricing models. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler Capital Management, LLC (the "Adviser" or “Ziegler”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however, the value of the collateral may be insufficient to cover the amount owed to the Fund. By relying on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. The loans in which the Fund will invest are largely floating rate instruments; therefore, the interest rate risk generally is lower than for fixed-rate debt obligations. However, an increase in interest rates may adversely affect the borrower’s financial condition. Due to the unique and customized nature of loan agreements evidencing loans, loans are not as easily purchased or sold as publicly traded securities. Although the range of investors in loans has broadened in recent years, there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain valuations of the loans in its portfolio.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Ziegler Senior Floating Rate Fund
Schedule of Investments (Continued)
December 31, 2019 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments in each category investment type as of December 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$-	$75,511,205	$-	$75,511,205
Short-Term Investment	124,895	-	-	124,895
Total	$124,895	$75,511,205	$-	$75,636,100

See the Schedule of Investments for further detail of investment classifications.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By   /s/ Christopher E. Kashmerick
               Christopher E. Kashmerick, President and Principal Executive Officer

Date  2/21/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date  2/21/20